Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Other
Derivative Instruments [Line Items]
Concentration of credit risk	¥ 259,218	¥ 248,732
Receivables Held For Sale
Derivative Instruments [Line Items]
Concentration of credit risk	¥ 1,149,081	¥ 983,644